Offerings	Feb. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Regency Centers, L.P. 4.50% Notes due 2033
Amount Registered | shares	450,000,000
Proposed Maximum Offering Price per Unit	0.99376
Maximum Aggregate Offering Price	$ 447,192,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 61,757.22
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statements on Form S-3 (Nos. 333-293495 and 333-293495-01), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Regency Centers Corporation Guarantee of Regency Centers, L.P. 4.50% Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.